EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2022
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
Ongoing conflict between Russia and Ukraine

As of August 4, 2022, the conflict between Russia and Ukraine remains ongoing.
Other developments
On July 1, 2022, equity-settled awards granted to key senior managers and directors under the 2021 Deferred Shares Plan vested.